Expenses by Nature - Summary of Restructuring Charges by Function (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expense by Nature [Line Items]
Total restructuring charges	kr 8,501	kr 7,567	kr 5,040
Cost of sales [member]
Expense by Nature [Line Items]
Total restructuring charges	5,242	3,475	2,274
R&D expenses [member]
Expense by Nature [Line Items]
Total restructuring charges	2,307	2,739	2,021
Selling and administrative expenses [member]
Expense by Nature [Line Items]
Total restructuring charges	kr 952	kr 1,353	kr 745